Income Tax Expense - Schedule of Income Tax Expense Recognized in Profit or Loss (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Current income tax
Current year’s provision
Deferred taxation
Current year (Note 15)	(5,141)	(20,986)	46,604	167,356
Income tax expense	$ (5,141)	RM (20,986)	RM 46,604	RM 167,356